BASIS OF PREPARATION BASIS OF PREPARATION (Narrative) (Details) - USD ($)	Dec. 29, 2019	Dec. 31, 2018	Dec. 30, 2018	Jan. 01, 2018
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	$ 81,500,000
Right-of-use assets	73,539,000		$ 0
Impact of initial application of new IFRS on retained earnings		$ 2,176,000		$ 1,515,000
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Deferred lease credits related to lease inducements		1,900,000
Prepaid rent transferred to right-of-use asset		1,200,000
Non-current onerous contracts provision		4,600,000
Decrease in Right-of-use assets		1,200,000
Lease liabilities		87,880,000	$ 113,287,000
Right-of-use assets		78,100,000
Net investment in sublease		2,400,000
Impact of initial application of new IFRS on retained earnings		$ (2,200,000)
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		3.89%
IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Impact of initial application of new IFRS on retained earnings				700,000
Impact of initial application of new IFRS on gross margin on net sales				2,100,000
IFRS 9
Disclosure of initial application of standards or interpretations [line items]
Impact of initial application of new IFRS on retained earnings				$ 791,000
Interest rate risk | Cash flow hedges
Disclosure of initial application of standards or interpretations [line items]
Notional amount	$ 250,000,000